Earnings per share	12 Months Ended
Mar. 31, 2018
Disclosure of Earnings per share [Abstract]
Earnings per share [text block]
29.	Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2018, 2017 and 2016 is based on the profit / (loss) attributable to ordinary shareholders of ₹ 923,401, ₹ 642,399 and ₹ 438,453 respectively and a weighted average number of shares outstanding of 150,417,470, 144,498,253 and 141,030,787 respectively, calculated as follows:

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016
Net profit – as reported	923,401	642,399	438,453

Weighted average number of shares – basic	150,417,470	144,498,253	141,030,787
Basic earnings per share	6.14	4.45	3.11

Weighted average number of shares – diluted	151,064,039	144,498,253	141,395,346
Diluted earnings per share	6.11	4.45	3.10

Weighted average number of ordinary shares basic

	Year ended March 31,
	2018	2017	2016
Issued fully paid ordinary shares at April 01	53,530,787	53,530,787	53,530,787
Effect of shares issued on exercise of stock options	11,683
Effect of partly paid shares (Note 1)	9,687,5000	90,967,466	87,500,000
Weighted average number of equity shares and equivalent shares outstanding	150,417,470	144,498,253	141,030,787

Weighted average number of ordinary shares diluted

	Year ended March 31,
	2018	2017	2016
Weighted average number of ordinary shares (basic)	150,417,470	144,498,253	141,030,787
Effect of stock options (Note 2)	646,569	-	364,559
Weighted average number of equity shares outstanding (diluted)	151,064,039	144,498,253	141,395,346

Note 1:
During the year ended March 31, 2011, 125,000,000 ordinary shares were issued to the existing promoter group on a private placement basis. As of March 31, 2018, these shares were partly paid up to the extent of ₹ 7.75 (March 31, 2017 : ₹ 7.75) per share. Refer note 15.

Note 2:
The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 51,80,440 options are outstanding as at March 31, 2018. These could potentially dilute basic earnings per share in the future but are not included in calculation of diluted earnings per share during the financial year March 31, 2017 as they are anti-dilutive.